Issued Capital and Reserves - Summary of Detailed Information of Ordinary Share Capital (Detail) - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Beginning balance	£ 88,002	£ (14,971)
Issued during the period		79,210
Ending balance	69,585	80,681
Beginning balance	247,460
Ending balance	247,460
Share premium [member]
Disclosure of classes of share capital [line items]
Beginning balance	247,460	161,785
Issued during the period		78,609
Ending balance	247,460	240,552
Beginning balance		161,785
Issued for public offering		79,001
Ending balance	£ 247,460	240,552
Transaction Costs [Member] | Share premium [member]
Disclosure of classes of share capital [line items]
Transaction costs for issued share capital		£ (234)
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Ordinary shares issued and fully paid, Beginning balance		338,953,141
Issued		205,557,122
Ordinary shares issued and fully paid, Ending balance	584,908,239	544,510,263
Ordinary share capital [member]
Disclosure of classes of share capital [line items]
Beginning balance		£ 1,017
Issued during the period		617
Ending balance	£ 1,755	£ 1,634